Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral (Summary of Credit Instruments) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of credit risk exposure [line items]
Maximum amount of additional credit to be obligated by bank	$ 388,789	$ 366,706
Financial and performance standy letters of credit [Member]
Disclosure of credit risk exposure [line items]
Maximum amount of additional credit to be obligated by bank	48,348	44,463
Documentary and commercial letters of credit [Member]
Disclosure of credit risk exposure [line items]
Maximum amount of additional credit to be obligated by bank	321	337
Commitments to extend credit [Member] | Within 1 year [member]
Disclosure of credit risk exposure [line items]
Maximum amount of additional credit to be obligated by bank	96,042	76,060
Commitments to extend credit [Member] | Later than 1 year [member]
Disclosure of credit risk exposure [line items]
Maximum amount of additional credit to be obligated by bank	$ 244,078	$ 245,846